FINANCIAL INSTRUMENTS (Details 6) - Interest rate risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,968,802)	R$ (658,121)
Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(2,365,518)	(775,157)
Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,713,751)	R$ (287,997)
C D I [Member]
IfrsStatementLineItems [Line Items]
Interest	14.90%	12.15%
Assets	R$ 5,509,312	R$ 9,268,751
Liabilities	(16,397,776)	(11,116,328)
C D I [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(1,622,381)	(224,481)
C D I [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(1,926,578)	(253,426)
C D I [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,412,668)	R$ (195,057)
T J L P [Member]
IfrsStatementLineItems [Line Items]
Interest	9.07%	7.43%
Liabilities	R$ (824,228)	R$ (775,705)
T J L P [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(74,757)	(57,635)
T J L P [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(75,994)	(62,871)
T J L P [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (50,901)	R$ (52,115)
I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest	4.26%	4.83%
Liabilities	R$ (1,286,852)	R$ (18,703)
I P C A [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(54,820)	(903)
I P C A [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(61,224)	(1,047)
I P C A [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (50,899)	R$ (799)
S O F R 6 M [Member]
IfrsStatementLineItems [Line Items]
Interest	3.57%	4.25%
Liabilities	R$ (5,059,304)	R$ (4,411,472)
S O F R 6 M [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(180,829)	(187,488)
S O F R 6 M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(237,992)	(234,120)
S O F R 6 M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (165,118)	R$ (22,423)
S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest	3.87%	4.49%
Liabilities	R$ (472,461)	R$ (3,992,233)
S O F R [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(18,284)	(179,251)
S O F R [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(26,170)	(210,660)
S O F R [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (17,192)	R$ (12,141)
E U R I B O R 3 M [Member]
IfrsStatementLineItems [Line Items]
Interest	2.03%	2.71%
Liabilities	R$ (849,153)	R$ (289,634)
E U R I B O R 3 M [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(17,255)	(7,861)
E U R I B O R 3 M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(36,571)	(12,214)
E U R I B O R 3 M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (16,517)	R$ (5,017)
E U R I B O R 6 M [Member]
IfrsStatementLineItems [Line Items]
Interest	2.11%	2.57%
Liabilities	R$ (22,592)	R$ (19,550)
E U R I B O R 6 M [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(476)	(502)
E U R I B O R 6 M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(989)	(819)
E U R I B O R 6 M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (456)	R$ (445)